Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment	12 Months Ended
Dec. 31, 2023
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	20 years
Computer software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives, description	Over the shorter of the lease term or expected useful lives
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	5 years
Mechanical equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	3 years
Mechanical equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Useful Lives of Property Plant and Equipment [Line Items]
Estimated useful lives	10 years